RELATED PARTY TRANSACTIONS (Details) - Related Party - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
RELATED PARTY TRANSACTIONS
Percent of accounts receivables collected	33.10%	90.50%
Accounts receivable collected (in Dollars)	$ 25,789	$ 222,281
Advance to vendors made to related parties	17.30%
Vendors made to related parties. (in Dollars)	$ 384,365
Percent of other receivables collected	16.00%	33.90%
Proceeds from collection of other receivables (in Dollars)	$ 547,625	$ 1,084,279
Debt Instrument, Interest Rate, Stated Percentage	3.00%	3.00%